Summary of Significant Accounting Policies (Tables)	9 Months Ended
Sep. 30, 2021
Accounting Policies [Abstract]
Property, Plant and Equipment	Depreciation and amortization are computed using the straight-line method over the estimated useful lives of the assets as follows:

Estimated Useful Life
Computer equipment and software	3 years
Furniture and fixtures	5 years
Leasehold improvements	Shorter of the estimated useful life of 5 years or the lease term
Property and equipment, net consisted of the following (in thousands):

	As of December 31,
	2020	2019
Computer equipment and software	$2,002	$1,193
Furniture and fixtures	1,174	122
Capitalized internal-use software	1,842	1,530
Leasehold improvements	2,850	—
Property and equipment, gross	7,868	2,845
Less: accumulated depreciation and amortization	(2,150)	(1,186)
Property and equipment, net	$5,718	$1,659
Property and equipment, net consisted of the following (in thousands):

	As of September 30,	As of December 31,
	2021	2020
Computer equipment and software	$2,957	$2,002
Furniture and fixtures	2,170	1,174
Capitalized internal-use software	1,842	1,842
Leasehold improvements	8,942	2,850
Property and equipment, gross	15,911	7,868
Less: accumulated depreciation and amortization	(3,617)	(2,150)
Property and equipment, net	$12,294	$5,718